UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipals Trust Semiannual Report January 31, 2014

Arizona    •    Connecticut    •     Minnesota    •    New Jersey    •    Pennsylvania

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2014

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

Arizona	2
Connecticut	3
Minnesota	4
New Jersey	5
Pennsylvania	6

Endnotes and Additional Disclosures	7

Fund Expenses	8

Financial Statements	11

Officers and Trustees	66

Important Notices	67

Eaton Vance

Arizona Municipal Income Fund

January 31, 2014

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/13/1993	07/25/1991	3.33%	–2.41%	6.49%	3.98%
Class A with 4.75% Maximum Sales Charge	—	—	–1.55	–7.04	5.46	3.47
Class B at NAV	07/25/1991	07/25/1991	3.00	–3.15	5.71	3.22
Class B with 5% Maximum Sales Charge	—	—	–2.00	–7.85	5.38	3.22
Class C at NAV	12/16/2005	07/25/1991	3.00	–3.06	5.70	3.22
Class C with 1% Maximum Sales Charge	—	—	2.00	–4.00	5.70	3.22
Class I at NAV	08/03/2010	07/25/1991	3.43	–2.21	6.63	4.04
Barclays Municipal Bond Index	—	—	2.99%	–1.07%	5.54%	4.43%
Barclays 20 Year Municipal Bond Index	—	—	4.07	–2.45	7.29	5.08

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.76%	1.51%	1.51%	0.56%
Net			0.74	1.49	1.49	0.54

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.99%	3.23%	3.23%	4.20%
Taxable-Equivalent Distribution Rate			7.38	5.98	5.98	7.77
SEC 30-day Yield			2.78	2.17	2.17	3.11
Taxable-Equivalent SEC 30-day Yield			5.15	4.02	4.02	5.76

% Total Leverage[5]
Residual Interest Bond (RIB)						2.49%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	25.4%	BBB	10.4%
AA	41.3	B	1.0
A	15.9	Not Rated	6.0

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2014

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/19/1994	05/01/1992	3.11%	–2.77%	5.65%	3.44%
Class A with 4.75% Maximum Sales Charge	—	—	–1.76	–7.37	4.64	2.94
Class B at NAV	05/01/1992	05/01/1992	2.63	–3.53	4.86	2.67
Class B with 5% Maximum Sales Charge	—	—	–2.37	–8.21	4.52	2.67
Class C at NAV	02/09/2006	05/01/1992	2.63	–3.52	4.88	2.67
Class C with 1% Maximum Sales Charge	—	—	1.63	–4.46	4.88	2.67
Class I at NAV	03/03/2008	05/01/1992	3.22	–2.58	5.86	3.56
Barclays Municipal Bond Index	—	—	2.99%	–1.07%	5.54%	4.43%
Barclays 20 Year Municipal Bond Index	—	—	4.07	–2.45	7.29	5.08

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class C
Gross			0.78%	1.54%	1.53%	0.58%
Net			0.73	1.49	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.98%	3.23%	3.22%	4.18%
Taxable-Equivalent Distribution Rate			7.54	6.12	6.10	7.92
SEC 30-day Yield			3.02	2.43	2.43	3.37
Taxable-Equivalent SEC 30-day Yield			5.72	4.60	4.60	6.38

% Total Leverage[5]
RIB						7.17%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	12.8%	BBB	7.0%
AA	42.9	BB	3.0
A	32.7	Not Rated	1.6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2014

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	07/29/1991	3.53%	–1.06%	6.07%	4.24%
Class A with 4.75% Maximum Sales Charge	—	—	–1.39	–5.76	5.05	3.74
Class B at NAV	07/29/1991	07/29/1991	3.12	–1.87	5.26	3.48
Class B with 5% Maximum Sales Charge	—	—	–1.88	–6.65	4.93	3.48
Class C at NAV	12/21/2005	07/29/1991	3.22	–1.78	5.28	3.45
Class C with 1% Maximum Sales Charge	—	—	2.22	–2.73	5.28	3.45
Class I at NAV	08/03/2010	07/29/1991	3.63	–0.96	6.22	4.31
Barclays Municipal Bond Index	—	—	2.99%	–1.07%	5.54%	4.43%
Barclays 20 Year Municipal Bond Index	—	—	4.07	–2.45	7.29	5.08

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.72%	1.47%	1.47%	0.52%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.40%	2.65%	2.65%	3.61%
Taxable-Equivalent Distribution Rate			6.66	5.19	5.19	7.08
SEC 30-day Yield			2.58	1.97	1.97	2.91
Taxable-Equivalent SEC 30-day Yield			5.06	3.86	3.86	5.70

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

4

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2014

Performance1,2

Portfolio Manager Adam Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/13/1994	01/08/1991	3.43%	–2.36%	7.72%	3.30%
Class A with 4.75% Maximum Sales Charge	—	—	–1.49	–7.04	6.69	2.80
Class C at NAV	12/14/2005	01/08/1991	3.10	–3.12	6.95	2.53
Class C with 1% Maximum Sales Charge	—	—	2.10	–4.06	6.95	2.53
Class I at NAV	03/03/2008	01/08/1991	3.65	–2.16	7.96	3.43
Barclays Municipal Bond Index	—	—	2.99%	–1.07%	5.54%	4.43%
Barclays 20 Year Municipal Bond Index	—	—	4.07	–2.45	7.29	5.08

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.82%	1.57%	0.62%
Net				0.75	1.50	0.55

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.91%	3.15%	4.11%
Taxable-Equivalent Distribution Rate				7.59	6.11	7.98
SEC 30-day Yield				3.12	2.54	3.48
Taxable-Equivalent SEC 30-day Yield				6.06	4.93	6.75

% Total Leverage[5]
RIB						3.89%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	8.1%	BBB	11.6%
AA	28.7	B	2.2
A	43.7	Not Rated	5.7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

5

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2014

Performance1,2

Portfolio Manager Adam Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/01/1994	01/08/1991	2.90%	–1.56%	6.39%	3.44%
Class A with 4.75% Maximum Sales Charge	—	—	–2.03	–6.28	5.37	2.93
Class B at NAV	01/08/1991	01/08/1991	2.49	–2.31	5.62	2.69
Class B with 5% Maximum Sales Charge	—	—	–2.51	–7.03	5.29	2.69
Class C at NAV	01/13/2006	01/08/1991	2.60	–2.20	5.61	2.69
Class C with 1% Maximum Sales Charge	—	—	1.60	–3.15	5.61	2.69
Class I at NAV	03/03/2008	01/08/1991	3.00	–1.34	6.64	3.60
Barclays Municipal Bond Index	—	—	2.99%	–1.07%	5.54%	4.43%
Barclays 20 Year Municipal Bond Index	—	—	4.07	–2.45	7.29	5.08

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.81%	1.57%	1.56%	0.61%
Net			0.76	1.52	1.51	0.56

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			4.28%	3.52%	3.51%	4.48%
Taxable-Equivalent Distribution Rate			7.80	6.42	6.40	8.17
SEC 30-day Yield			2.98	2.39	2.38	3.33
Taxable-Equivalent SEC 30-day Yield			5.43	4.36	4.34	6.07

% Total Leverage[5]
RIB						5.21%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	0.7%	BBB	3.6%
AA	45.2	B	0.5
A	47.4	Not Rated	2.6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

6

Eaton Vance

Municipal Income Funds

January 31, 2014

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. For the New Jersey Municipal Income Fund, Class B shares were converted to Class A shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective March 3, 2014, the Connecticut Municipal Income Fund is managed by Cynthia J. Clemson.

7

Eaton Vance

Municipal Income Funds

January 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 – January 31, 2014).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period* (8/1/13 – 1/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,033.30	$3.90	0.76%
Class B	$1,000.00	$1,030.00	$7.73	1.51%
Class C	$1,000.00	$1,030.00	$7.78	1.52%
Class I	$1,000.00	$1,034.30	$2.87	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.87	0.76%
Class B	$1,000.00	$1,017.60	$7.68	1.51%
Class C	$1,000.00	$1,017.50	$7.73	1.52%
Class I	$1,000.00	$1,022.40	$2.85	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2013.

8

Eaton Vance

Municipal Income Funds

January 31, 2014

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period* (8/1/13 – 1/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.10	$4.10	0.80%
Class B	$1,000.00	$1,026.30	$7.92	1.55%
Class C	$1,000.00	$1,026.30	$7.92	1.55%
Class I	$1,000.00	$1,032.20	$3.07	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.08	0.80%
Class B	$1,000.00	$1,017.40	$7.88	1.55%
Class C	$1,000.00	$1,017.40	$7.88	1.55%
Class I	$1,000.00	$1,022.20	$3.06	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2013.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period* (8/1/13 – 1/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,035.30	$3.69	0.72%
Class B	$1,000.00	$1,031.20	$7.53	1.47%
Class C	$1,000.00	$1,032.20	$7.58	1.48%
Class I	$1,000.00	$1,036.30	$2.67	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.67	0.72%
Class B	$1,000.00	$1,017.80	$7.48	1.47%
Class C	$1,000.00	$1,017.70	$7.53	1.48%
Class I	$1,000.00	$1,022.60	$2.65	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2013.

9

Eaton Vance

Municipal Income Funds

January 31, 2014

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period* (8/1/13 – 1/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,034.30	$4.00	0.78%
Class C	$1,000.00	$1,031.00	$7.83	1.53%
Class I	$1,000.00	$1,036.50	$2.93	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.97	0.78%
Class C	$1,000.00	$1,017.50	$7.78	1.53%
Class I	$1,000.00	$1,022.30	$2.91	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2013.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period* (8/1/13 – 1/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,029.00	$4.04	0.79%
Class B	$1,000.00	$1,024.90	$7.86	1.54%
Class C	$1,000.00	$1,026.00	$7.86	1.54%
Class I	$1,000.00	$1,030.00	$3.02	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.02	0.79%
Class B	$1,000.00	$1,017.40	$7.83	1.54%
Class C	$1,000.00	$1,017.40	$7.83	1.54%
Class I	$1,000.00	$1,022.20	$3.01	0.59%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2013.

10

Eaton Vance

Arizona Municipal Income Fund

January 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 101.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.7%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/30	$1,000	$1,144,750

		$1,144,750

Education — 6.4%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	$1,000	$1,071,940
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	1,500	1,601,670
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,610,535

		$4,284,145

Electric Utilities — 7.9%
Maricopa County Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	$500	$506,610
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,500	1,533,720
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,058,770
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/33	1,000	1,072,320
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/39(1)	1,000	1,070,920

		$5,242,340

Escrowed / Prerefunded — 9.7%
Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$3,000	$2,968,500
Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	3,500	3,493,630

		$6,462,130

General Obligations — 4.4%
Kyrene Elementary School District No. 28, Maricopa County, 5.50%, (1.00% to 6/30/15), 7/1/30	$200	$210,074
Maricopa County Community College District, 3.00%, 7/1/23	785	798,981
Tempe, 5.375%, 7/1/21	1,600	1,924,976

		$2,934,031

Health Care – Miscellaneous — 3.9%
Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,750	$1,763,387
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	440	433,382

Security	Principal Amount (000’s omitted)	Value

Health Care – Miscellaneous (continued)
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	$410	$410,275

		$2,607,044

Hospital — 14.0%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,059,700
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,275	1,287,138
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,023,470
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.50%, 7/1/26	500	509,030
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,467,545
Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,500	1,500,660
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	508,605
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32(2)	985	986,596

		$9,342,744

Industrial Development Revenue — 2.2%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$787,627
Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	650	650,052

		$1,437,679

Insured – Electric Utilities — 2.2%
Mesa Utility Systems, (NPFG), 5.00%, 7/1/23	$1,000	$1,167,490
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	274,973

		$1,442,463

Insured – Escrowed / Prerefunded — 1.6%
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	$1,000	$1,096,280

		$1,096,280

Insured – General Obligations — 8.1%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,404,552
Goodyear, (NPFG), 3.00%, 7/1/26	600	571,746

11	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	$2,920	$3,434,650

		$5,410,948

Insured – Hospital — 1.9%
Arizona Health Facilities Authority, (Arizona Healthcare Systems), (NPFG), 5.50%, 6/1/15	$1,195	$1,256,805

		$1,256,805

Insured – Lease Revenue / Certificates of Participation — 2.8%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$1,839,457

		$1,839,457

Insured – Special Tax Revenue — 2.3%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$944,207
Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	580	592,041

		$1,536,248

Insured – Transportation — 3.5%
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	$700	$717,787
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)(4)	1,900	1,599,876

		$2,317,663

Insured – Water and Sewer — 1.4%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$885	$936,118

		$936,118

Lease Revenue / Certificates of Participation — 1.3%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$865,770

		$865,770

Other Revenue — 1.5%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,012,490

		$1,012,490

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 0.4%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$231,978

		$231,978

Special Tax Revenue — 17.9%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,064,580
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,139,170
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	284,069
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	310,700
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,077,870
Pima County Regional Transportation Authority, Excise Tax Revenue, 5.00%, 6/1/24	1,000	1,132,090
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(3)(4)	1,000	762,540
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	2,500	2,901,500
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,141,620
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,085,670
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,065,320

		$11,965,129

Transportation — 6.4%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$2,000	$2,178,960
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,119,320

		$4,298,280

Total Tax-Exempt Investments — 101.5% (identified cost $64,635,495)		$67,664,492

Other Assets, Less Liabilities — (1.5)%		$(997,324)

Net Assets — 100.0%		$66,667,168

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

12	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2014, 23.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 12.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $662,416.

13	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 107.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.1%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,157,250
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,731,300

		$2,888,550

Education — 17.2%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$543,045
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,215,124
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,359,290
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	1,000	1,049,540
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,553,595
Connecticut Health and Educational Facilities Authority, (Norwich Free Academy), 4.00%, 7/1/34	750	736,110
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,100,676
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,120,840
Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,000	5,342,950
University of Connecticut, 5.00%, 11/15/29	1,000	1,111,390

		$16,132,560

Electric Utilities — 3.4%
Connecticut Development Authority, (Connecticut Light and Power Co.), 4.375%, 9/1/28	$1,015	$1,047,703
Connecticut Transmission Municipal Electric Energy Cooperative, 5.00%, 1/1/42	2,000	2,100,560

		$3,148,263

General Obligations — 22.5%
Connecticut, 4.875%, 11/1/20	$1,475	$1,680,984
Connecticut, 5.00%, 2/15/29	1,000	1,134,520
Danbury, 4.00%, 8/1/26	380	402,538
Danbury, 4.00%, 8/1/27	1,000	1,052,400
East Lyme, 4.00%, 7/15/22	350	387,481
East Lyme, 4.00%, 7/15/23	525	575,505
East Lyme, 4.25%, 7/15/24	250	277,220
East Lyme, 4.25%, 7/15/25	250	274,077
Fairfield, 4.25%, 7/15/26	250	260,907

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Fairfield, 5.00%, 1/1/23	$1,000	$1,200,020
Hartford, 5.00%, 4/1/31	1,500	1,602,795
North Haven, 5.00%, 7/15/23	1,475	1,767,404
North Haven, 5.00%, 7/15/25	1,490	1,765,441
Norwalk, 4.00%, 7/1/26	1,975	2,117,674
Norwalk, 4.00%, 7/15/27	1,000	1,058,350
Redding, 5.50%, 10/15/18	400	481,704
Redding, 5.625%, 10/15/19	650	802,412
Stamford, 4.00%, 7/1/25	370	400,196
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,522,744
University of Connecticut, State General Obligation, 5.00%, 2/15/28(2)	875	970,384
Wilton, 5.25%, 7/15/18	535	634,997
Wilton, 5.25%, 7/15/19	535	647,623

		$21,017,376

Hospital — 5.7%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$2,000	$2,086,040
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,079,580
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,042,720
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), 5.75%, 7/1/34	1,000	1,104,990

		$5,313,330

Industrial Development Revenue — 4.8%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$4,500	$4,505,220

		$4,505,220

Insured – Education — 18.7%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,363,771
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,483,308
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,920	2,003,117
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,500	2,779,075
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	533,025

14	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	$5,305	$6,246,478
University of Connecticut, (NPFG), 5.00%, 2/15/24	1,000	1,087,480

		$17,496,254

Insured – Escrowed / Prerefunded — 2.4%
Connecticut Health and Educational Facilities Authority, (Connecticut Children’s Medical Center), (NPFG), Prerefunded to 7/1/14, 5.00%, 7/1/21	$1,000	$1,019,660
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	1,000	1,178,490

		$2,198,150

Insured – General Obligations — 5.7%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,500	$1,618,470
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,202,130
Hartford, (AGC), 5.00%, 8/15/28	1,000	1,073,100
Hartford, (AGM), 5.00%, 4/1/31	440	468,952
Hartford, (AGM), Prerefunded to 4/1/22, 5.00%, 4/1/31	185	222,838
Puerto Rico, (FGIC), 5.50%, 7/1/21	1,000	776,060

		$5,361,550

Insured – Industrial Development Revenue — 0.5%
Connecticut Development Authority, (Signature Flight Support Corp.), (AGM), (AMT), 6.625%, 12/1/14	$525	$520,664

		$520,664

Insured – Transportation — 5.0%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	$3,900	$3,283,956
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,442,770

		$4,726,726

Insured – Water and Sewer — 5.8%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,098,768
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,303,620

		$5,402,388

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 2.7%
Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	$170	$211,640
Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	1,830	2,278,240

		$2,489,880

Senior Living / Life Care — 1.1%
Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$1,010,200

		$1,010,200

Solid Waste — 2.9%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,752,833

		$2,752,833

Special Tax Revenue — 4.5%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,230,460
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	142,035
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	157,983
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	1,700	1,296,318
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	365	400,142

		$4,226,938

Water and Sewer — 1.7%
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	$1,500	$1,613,835

		$1,613,835

Total Tax-Exempt Investments — 107.7% (identified cost $96,530,096)		$100,804,717

Other Assets, Less Liabilities — (7.7)%		$(7,213,759)

Net Assets — 100.0%		$93,590,958

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

15	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2014, 35.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 18.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,443,995.

16	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 95.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.2%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	$2,000	$2,370,220

		$2,370,220

Education — 12.6%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,099,570
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,585,650
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,067,180
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	297,004
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	327,038
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	700	718,025
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,044,790
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,572,409
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,528,931
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,602,115
University of Minnesota, 5.00%, 12/1/36	500	551,340
University of Minnesota, 5.125%, 4/1/34	1,000	1,108,050
University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,000	1,080,990

		$13,583,092

Electric Utilities — 6.8%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,237,571
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	389,603
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	505,330
Minnesota Municipal Power Agency, 5.00%, 10/1/34	750	768,495
Minnesota Municipal Power Agency, 5.00%, 10/1/35	1,500	1,563,375
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,067,460
Western Minnesota Municipal Power Agency, 5.00%, 1/1/26	665	764,151

		$7,295,985

Escrowed / Prerefunded — 3.1%
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	$2,000	$2,272,760
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,000	1,021,340

		$3,294,100

Security	Principal Amount (000’s omitted)	Value

General Obligations — 23.0%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,165,960
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,065,150
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,191,200
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	531,940
Duluth, 5.00%, 2/1/34	2,000	2,119,280
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,135,100
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,550,820
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,351,687
Minnesota, 5.00%, 6/1/21	1,155	1,327,153
Minnesota, 5.00%, 8/1/22	1,000	1,174,440
Minnesota, 5.00%, Prerefunded to 11/1/16, 11/1/26	815	915,701
Minnesota, 5.00%, 11/1/26	185	204,577
Minnesota, 5.00%, 10/1/27	2,000	2,290,480
Minnesota, (Public Safety Radio Communications System), 5.00%, 6/1/22	485	554,855
Ramsey County, Series 2011A, 4.00%, 2/1/24	500	543,420
Ramsey County, Series 2012A, 4.00%, 2/1/24	500	542,605
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,000	1,187,480
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,065,090
Washington County, 3.50%, 2/1/28	1,000	1,005,380
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	845,160

		$24,767,478

Hospital — 13.4%
Douglas County, (Douglas County Hospital), 6.25%, 7/1/38	$1,000	$1,043,710
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,063,000
Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	1,000	1,011,000
Rochester, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,028,120
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,039,550
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,643,070
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,072,750
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/30	1,000	1,062,680
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/39	1,000	1,056,010
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,076,000
St. Paul Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	750	764,805
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	1,500	1,529,460

		$14,390,155

17	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 4.6%
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	$805	$806,063
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	740	743,485
Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	535	536,247
Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	500	501,465
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	80	80,591
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	590	602,538
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,626,619

		$4,897,008

Industrial Development Revenue — 0.9%
Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$1,000,090

		$1,000,090

Insured – Electric Utilities — 10.7%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,112,260
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	966,425
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	251,171
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,000	2,105,560
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	6,050,970
Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,000	1,044,240

		$11,530,626

Insured – General Obligations — 2.7%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$700	$773,570
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,098,681
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,085,830

		$2,958,081

Insured – Hospital — 4.9%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$773,813
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,950	1,961,446
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,047,260
St. Cloud, (CentraCare Health System), (AGC), 5.50%, 5/1/39	500	529,460

		$5,311,979

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 2.2%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,073,460
Washington County Housing and Redevelopment Authority, (NPFG), 5.50%, 2/1/32	305	306,049

		$2,379,509

Insured – Transportation — 1.7%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$1,000	$1,036,920
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	775	790,360

		$1,827,280

Lease Revenue / Certificates of Participation — 1.1%
Minneapolis Special School District No. 1, 5.00%, 2/1/20	$505	$595,637
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	604,884

		$1,200,521

Special Tax Revenue — 5.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$284,070
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	310,700
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,118,420
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,119,840
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	548,140

		$5,381,170

Transportation — 1.0%
Minneapolis - St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	$1,000	$1,090,050

		$1,090,050

Total Tax-Exempt Investments — 95.9% (identified cost $97,917,211)		$103,277,344

Other Assets, Less Liabilities — 4.1%		$4,368,261

Net Assets — 100.0%		$107,645,605

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

18	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2014, 23.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 11.5% of total investments.

19	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.7%

Security	Principal Amount (000’s omitted)	Value

Education — 11.2%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$750	$768,765
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	750	756,877
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	660	668,917
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	5,000	5,992,900
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,664,446
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	892,505
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	3,376,361
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,509,363
Rutgers State University, 5.00%, 5/1/39	2,170	2,325,090

		$19,955,224

General Obligations — 1.8%
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	$3,000	$3,257,640

		$3,257,640

Hospital — 11.1%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	$830	$840,334
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,131,185
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	6,195	6,497,006
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	5,120	5,262,080
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	1,135	1,379,888
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,394,665
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,218,580

		$19,723,738

Security	Principal Amount (000’s omitted)	Value

Housing — 1.1%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$1,915	$1,937,808

		$1,937,808

Industrial Development Revenue — 4.2%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$1,780,725
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 7.00%, 11/15/30	1,000	1,000,040
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,673,365

		$7,454,130

Insured – Education — 1.1%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	$2,210	$2,033,642

		$2,033,642

Insured – Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$3,255,504

		$3,255,504

Insured – Gas Utilities — 2.1%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,485	$3,648,865

		$3,648,865

Insured – General Obligations — 10.3%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,785	$2,934,443
Irvington Township, (AGM), 0.00%, 7/15/22	2,500	1,880,800
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	3,627,052
Jackson Township School District, (NPFG), 2.50%, 6/15/27	9,905	8,743,639
Paterson, (BAM), 5.00%, 1/15/26	1,000	1,096,040

		$18,281,974

Insured – Hospital — 2.0%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,551,912

		$3,551,912

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Industrial Development Revenue — 3.3%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$5,885,794

		$5,885,794

Insured – Lease Revenue / Certificates of Participation — 1.9%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,000	$2,218,980
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,078,530

		$3,297,510

Insured – Special Tax Revenue — 9.6%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$7,870	$5,557,007
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,291,320
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	11,695	6,908,470
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,940	2,187,291
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	191,219

		$17,135,307

Insured – Student Loan — 2.8%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$4,690	$4,981,952

		$4,981,952

Insured – Transportation — 0.5%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$850	$921,443

		$921,443

Lease Revenue / Certificates of Participation — 5.5%
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	$785	$844,699
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,000	1,055,960
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,000	3,207,210
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,605	4,734,953

		$9,842,822

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.4%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$34,960	$855,821
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	3,250	3,353,707

		$4,209,528

Senior Living / Life Care — 4.2%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,380,346
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,265,212
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,935	1,788,559
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,000	1,979,720

		$7,413,837

Special Tax Revenue — 1.3%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$305,883
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	527,142
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,419,683

		$2,252,708

Student Loan — 5.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.189%, 6/1/36(1)(2)(3)	$9,000	$9,089,730

		$9,089,730

Transportation — 12.0%
Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 3.00%, 7/1/27	$230	$211,681
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	2,000	2,216,760
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/30	1,890	2,084,708
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	1,000	1,145,330
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,812,250
New Jersey Turnpike Authority, 5.00%, 1/1/30	1,465	1,586,741
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,225,600
Port Authority of New York and New Jersey, 6.125%, 6/1/94	6,160	6,976,754

		$21,259,824

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.4%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$4,350	$4,352,349

		$4,352,349

Total Tax-Exempt Investments — 97.7% (identified cost $163,415,451)		$173,743,241

Other Assets, Less Liabilities — 2.3%		$4,008,233

Net Assets — 100.0%		$177,751,474

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2014, 36.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 10.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,889,730.

22	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 103.6%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.6%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,471	$1,246,853

		$1,246,853

Education — 13.1%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,194,861
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,051,140
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,041,270
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,150,150
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	3,000	3,129,210
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,800	3,888,958
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,866,334
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,147,440
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,686,570
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,808,800
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,442,439
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,587,350

		$27,994,522

Electric Utilities — 0.3%
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	$1,000	$699,330

		$699,330

General Obligations — 4.3%
Chester County, 5.00%, 7/15/27	$1,000	$1,107,560
Chester County, 5.00%, 7/15/28	410	451,836
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	5,000	5,425,650
Montgomery County, 4.375%, 12/1/31	2,000	2,089,840

		$9,074,886

Hospital — 17.8%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,284,520

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$2,940	$3,007,414
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,625,711
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,024,730
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	660	675,074
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,095,550
Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,050	954,009
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	3,000	2,799,690
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,353,382
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,022,300
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	9,000	10,361,880
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,646,569
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	690	747,001
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	1,500	1,561,530

		$38,159,360

Housing — 1.7%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	$945	$978,869
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	2,540	2,562,149

		$3,541,018

Industrial Development Revenue — 1.8%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,301,520
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,096,770
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,537,860

		$3,936,150

23	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 4.8%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,156,240
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), 5.00%, 6/15/23	2,500	2,742,525
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,350	1,458,014
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	2,765	2,859,784

		$10,216,563

Insured – Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,220,297
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	279,993

		$1,500,290

Insured – Escrowed / Prerefunded — 13.9%
Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 10/1/15	$3,750	$3,717,975
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	3,000	3,144,660
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	2,500	2,294,600
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,317,560
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,212,403
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	2,925,375
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,598,225
Philadelphia, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,500	1,742,055
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,055,650
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	4,723,272

		$29,731,775

Insured – General Obligations — 12.6%
Beaver County, (AGM), 5.55%, 11/15/31	$2,150	$2,354,874
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,055,800
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	1,018,387
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,337,860
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,657,620
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,568,194
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,481,372

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Harrisburg, (AMBAC), 0.00%, 3/15/17	$2,180	$1,775,915
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	2,058,320
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,221,880
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	771,840
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	630,700
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	809,540
Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	1,430	1,429,814
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	63,100
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	670,384
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,030,220

		$26,935,820

Insured – Hospital — 5.1%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,451,880
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	7,057,997
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,310	1,483,405

		$10,993,282

Insured – Lease Revenue / Certificates of Participation — 5.5%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,041,450
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	3,695,672
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	6,250	7,107,062

		$11,844,184

Insured – Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,258,120
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	172,676

		$2,430,796

Insured – Transportation — 3.5%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$6,112,423
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,383,030

		$7,495,453

24	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 1.4%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,091,210
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	1,972,097

		$3,063,307

Other Revenue — 1.8%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,001,037
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	1,883,861

		$3,884,898

Senior Living / Life Care — 1.5%
Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$2,500	$960,250
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	300	306,000
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	612,000
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,304,732

		$3,182,982

Special Tax Revenue — 1.2%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$980,325
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	525	406,481
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	240	190,898
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	887,987

		$2,465,691

Transportation — 6.9%
Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 3.00%, 7/1/27	$270	$248,495
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	775	816,075
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	431,226
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	1,958,393
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,619,655
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	4,220	3,975,704
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	1,839,560
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	844,976

		$14,734,084

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 4.0%
Delaware County Regional Water Quality Control Authority, 5.00%, 5/1/33	$1,750	$1,883,385
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,581,072
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,298,412
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,315,436
Westmoreland County Municipal Authority, 5.00%, 8/15/32	2,345	2,469,473

		$8,547,778

Total Tax-Exempt Municipal Securities — 103.6% (identified cost $208,686,659)		$221,679,022

Taxable Municipal Securities — 0.0%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$19	$0

Total Taxable Municipal Securities — 0.0% (identified cost $18,995)		$0

Total Investments — 103.6% (identified cost $208,705,654)		$221,679,022

Other Assets, Less Liabilities — (3.6)%		$(7,759,907)

Net Assets — 100.0%		$213,919,115

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

25	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2014, 47.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 15.4% of total investments.

(1)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Defaulted bond.

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Statements of Assets and Liabilities (Unaudited)

	January 31, 2014
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
Investments —
Identified cost	$64,635,495	$96,530,096	$97,917,211
Unrealized appreciation	3,028,997	4,274,621	5,360,133
Investments, at value	$67,664,492	$100,804,717	$103,277,344
Cash	$1,111,160	$—	$2,682,897
Restricted cash*	114,500	39,000	141,000
Interest receivable	453,823	883,567	1,272,336
Receivable for investments sold	264,819	24,654	—
Receivable for Fund shares sold	82,343	18,569	855,332
Total assets	$69,691,137	$101,770,507	$108,228,909
Liabilities
Payable for floating rate notes issued	$1,700,000	$7,225,000	$—
Demand note payable	—	300,000	—
Payable for when-issued securities	983,084	—	—
Payable for variation margin on open financial futures contracts	11,874	4,062	14,687
Payable for Fund shares redeemed	209,692	482,289	395,909
Distributions payable	45,941	68,309	74,996
Due to custodian	—	1,119	—
Payable to affiliates:
Investment adviser fee	17,223	27,455	30,421
Distribution and service fees	14,697	19,238	20,876
Interest expense and fees payable	4,271	13,627	—
Accrued expenses	37,187	38,450	46,415
Total liabilities	$3,023,969	$8,179,549	$583,304
Net Assets	$66,667,168	$93,590,958	$107,645,605
Sources of Net Assets
Paid-in capital	$68,926,676	$95,522,894	$105,543,912
Accumulated net realized loss	(5,172,618)	(6,108,021)	(3,155,959)
Accumulated undistributed (distributions in excess of) net investment income	3,526	(57,684)	45,214
Net unrealized appreciation	2,909,584	4,233,769	5,212,438
Net Assets	$66,667,168	$93,590,958	$107,645,605
Class A Shares
Net Assets	$53,146,397	$78,426,925	$70,493,061
Shares Outstanding	5,640,726	7,843,740	7,508,704
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.42	$10.00	$9.39
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.89	$10.50	$9.86
Class B Shares
Net Assets	$720,839	$1,472,813	$777,123
Shares Outstanding	68,838	148,007	76,925
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.47	$9.95	$10.10
Class C Shares
Net Assets	$6,399,557	$5,846,825	$10,352,052
Shares Outstanding	610,734	586,872	1,025,439
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.48	$9.96	$10.10
Class I Shares
Net Assets	$6,400,375	$7,844,395	$26,023,369
Shares Outstanding	679,386	784,332	2,771,823
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.42	$10.00	$9.39

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2014
Assets	New Jersey Fund	Pennsylvania Fund
Investments —
Identified cost	$163,415,451	$208,705,654
Unrealized appreciation	10,327,790	12,973,368
Investments, at value	$173,743,241	$221,679,022
Cash	$9,677,583	$1,658,666
Restricted cash*	697,000	1,190,000
Interest receivable	1,142,811	1,800,752
Receivable for Fund shares sold	421,112	810,030
Total assets	$185,681,747	$227,138,470
Liabilities
Payable for floating rate notes issued	$7,200,000	$11,750,000
Payable for variation margin on open financial futures contracts	85,934	124,997
Payable for Fund shares redeemed	351,538	970,390
Distributions payable	132,111	158,225
Payable to affiliates:
Investment adviser fee	57,592	73,061
Distribution and service fees	41,783	53,174
Interest expense and fees payable	6,987	22,608
Accrued expenses	54,328	66,900
Total liabilities	$7,930,273	$13,219,355
Net Assets	$177,751,474	$213,919,115
Sources of Net Assets
Paid-in capital	$208,977,081	$236,902,853
Accumulated net realized loss	(42,141,388)	(34,679,501)
Accumulated undistributed (distributions in excess of) net investment income	1,228,035	(20,623)
Net unrealized appreciation	9,687,746	11,716,386
Net Assets	$177,751,474	$213,919,115
Class A Shares
Net Assets	$137,830,875	$147,337,083
Shares Outstanding	15,089,885	16,718,428
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.13	$8.81
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.59	$9.25
Class B Shares
Net Assets	$—	$3,527,950
Shares Outstanding	—	386,750
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$9.12
Class C Shares
Net Assets	$22,929,824	$32,126,469
Shares Outstanding	2,405,693	3,520,351
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.53	$9.13
Class I Shares
Net Assets	$16,990,775	$30,927,613
Shares Outstanding	1,859,449	3,496,107
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.14	$8.85

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2014
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund
Interest	$1,664,341	$2,364,276	$2,275,266
Total investment income	$1,664,341	$2,364,276	$2,275,266

Expenses
Investment adviser fee	$106,083	$174,615	$187,532
Distribution and service fees
Class A	53,803	83,930	73,587
Class B	3,558	7,387	3,779
Class C	32,602	29,744	53,946
Trustees’ fees and expenses	1,641	2,231	2,437
Custodian fee	17,252	21,247	22,287
Transfer and dividend disbursing agent fees	9,892	19,201	21,255
Legal and accounting services	24,082	25,141	20,346
Printing and postage	4,794	5,457	8,429
Registration fees	8,489	2,571	4,869
Interest expense and fees	11,391	39,750	—
Miscellaneous	8,266	10,035	15,998
Total expenses	$281,853	$421,309	$414,465
Deduct —
Reduction of custodian fee	$70	$125	$118
Total expense reductions	$70	$125	$118

Net expenses	$281,783	$421,184	$414,347

Net investment income	$1,382,558	$1,943,092	$1,860,919

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(387,074)	$(538,228)	$51,627
Financial futures contracts	277,894	212,641	343,711
Net realized gain (loss)	$(109,180)	$(325,587)	$395,338
Change in unrealized appreciation (depreciation) —
Investments	$1,292,636	$1,453,017	$1,840,692
Financial futures contracts	(369,312)	(251,293)	(456,781)
Net change in unrealized appreciation (depreciation)	$923,324	$1,201,724	$1,383,911

Net realized and unrealized gain	$814,144	$876,137	$1,779,249

Net increase in net assets from operations	$2,196,702	$2,819,229	$3,640,168

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Statements of Operations (Unaudited) — continued

	Six Months Ended January 31, 2014
Investment Income	New Jersey Fund	Pennsylvania Fund
Interest	$4,343,977	$5,595,184
Total investment income	$4,343,977	$5,595,184

Expenses
Investment adviser fee	$353,227	$446,618
Distribution and service fees
Class A	140,620	151,165
Class B	—	18,884
Class C	111,982	153,544
Trustees’ fees and expenses	3,928	4,720
Custodian fee	30,602	35,397
Transfer and dividend disbursing agent fees	37,324	48,113
Legal and accounting services	35,401	41,502
Printing and postage	9,086	11,564
Registration fees	3,011	3,535
Interest expense and fees	30,869	38,429
Miscellaneous	12,041	13,056
Total expenses	$768,091	$966,527
Deduct —
Reduction of custodian fee	$1,032	$501
Total expense reductions	$1,032	$501

Net expenses	$767,059	$966,026

Net investment income	$3,576,918	$4,629,158

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,449,362	$260,260
Financial futures contracts	1,693,898	3,466,640
Net realized gain	$3,143,260	$3,726,900
Change in unrealized appreciation (depreciation) —
Investments	$1,514,668	$2,000,487
Financial futures contracts	(2,350,433)	(4,380,722)
Net change in unrealized appreciation (depreciation)	$(835,765)	$(2,380,235)

Net realized and unrealized gain	$2,307,495	$1,346,665

Net increase in net assets from operations	$5,884,413	$5,975,823

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Statements of Changes in Net Assets

	Six Months Ended January 31, 2014 (Unaudited)
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$1,382,558	$1,943,092	$1,860,919
Net realized gain (loss) from investment transactions and financial futures contracts	(109,180)	(325,587)	395,338
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	923,324	1,201,724	1,383,911
Net increase in net assets from operations	$2,196,702	$2,819,229	$3,640,168
Distributions to shareholders —
From net investment income
Class A	$(1,066,102)	$(1,639,232)	$(1,281,373)
Class B	(12,030)	(24,526)	(10,861)
Class C	(110,240)	(98,780)	(155,457)
Class I	(143,628)	(165,707)	(412,845)
Total distributions to shareholders	$(1,332,000)	$(1,928,245)	$(1,860,536)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,657,446	$1,674,745	$5,029,169
Class B	830	7,656	—
Class C	214,406	404,478	676,393
Class I	1,214,683	1,216,892	10,171,239
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	915,091	1,329,537	1,201,505
Class B	10,055	14,743	10,385
Class C	99,646	70,925	133,779
Class I	22,627	82,925	60,077
Cost of shares redeemed
Class A	(5,071,211)	(14,255,336)	(14,457,170)
Class B	(80,395)	(121,693)	(14,636)
Class C	(1,724,744)	(1,469,268)	(2,934,483)
Class I	(1,777,671)	(1,988,881)	(5,932,714)
Net asset value of shares exchanged
Class A	7,128	83,902	78,078
Class B	(7,128)	(83,902)	(78,078)
Net decrease in net assets from Fund share transactions	$(4,519,237)	$(13,033,277)	$(6,056,456)

Net decrease in net assets	$(3,654,535)	$(12,142,293)	$(4,276,824)

Net Assets
At beginning of period	$70,321,703	$105,733,251	$111,922,429
At end of period	$66,667,168	$93,590,958	$107,645,605

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$3,526	$(57,684)	$45,214

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Statements of Changes in Net Assets — continued

	Six Months Ended January 31, 2014 (Unaudited)
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$3,576,918	$4,629,158
Net realized gain from investment transactions and financial futures contracts	3,143,260	3,726,900
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(835,765)	(2,380,235)
Net increase in net assets from operations	$5,884,413	$5,975,823
Distributions to shareholders —
From net investment income
Class A	$(2,878,159)	$(3,273,754)
Class B	—	(71,234)
Class C	(393,817)	(578,803)
Class I	(314,914)	(686,590)
Total distributions to shareholders	$(3,586,890)	$(4,610,381)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,638,620	$4,711,821
Class B	—	1,215
Class C	1,340,249	2,198,250
Class I	6,849,923	6,796,189
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,337,727	2,834,311
Class B	—	66,553
Class C	278,852	507,241
Class I	142,395	224,452
Cost of shares redeemed
Class A	(17,440,201)	(17,838,225)
Class B	—	(607,950)
Class C	(4,766,430)	(4,819,968)
Class I	(3,715,899)	(5,744,734)
Net asset value of shares exchanged
Class A	—	469,105
Class B	—	(469,105)
Net decrease in net assets from Fund share transactions	$(10,334,764)	$(11,670,845)

Net decrease in net assets	$(8,037,241)	$(10,305,403)

Net Assets
At beginning of period	$185,788,715	$224,224,518
At end of period	$177,751,474	$213,919,115

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$1,228,035	$(20,623)

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2013
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$2,927,529	$4,243,901	$3,747,145
Net realized gain (loss) from investment transactions and financial futures contracts	8,011	(432,112)	236,677
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(5,830,828)	(9,257,696)	(6,968,180)
Net decrease in net assets from operations	$(2,895,288)	$(5,445,907)	$(2,984,358)
Distributions to shareholders —
From net investment income
Class A	$(2,253,384)	$(3,565,984)	$(2,658,543)
Class B	(32,416)	(63,797)	(28,568)
Class C	(271,863)	(222,287)	(320,437)
Class I	(285,894)	(349,047)	(713,235)
Tax return of capital
Class A	—	(16,354)	—
Class B	—	(293)	—
Class C	—	(1,019)	—
Class I	—	(1,601)	—
Total distributions to shareholders	$(2,843,557)	$(4,220,382)	$(3,720,783)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,972,125	$7,262,417	$13,377,161
Class B	20,731	18,391	—
Class C	1,342,052	2,081,277	2,637,133
Class I	7,856,768	2,990,011	14,072,736
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,877,198	2,877,171	2,497,058
Class B	26,594	39,646	24,694
Class C	249,561	152,600	277,643
Class I	51,044	201,719	110,271
Cost of shares redeemed
Class A	(10,348,453)	(15,295,627)	(20,646,128)
Class B	(348,701)	(451,601)	(333,610)
Class C	(2,805,482)	(2,567,330)	(2,824,756)
Class I	(3,135,225)	(4,651,312)	(13,175,618)
Net asset value of shares exchanged
Class A	295,574	379,590	108,000
Class B	(295,574)	(379,590)	(108,000)
Net decrease in net assets from Fund share transactions	$(241,788)	$(7,342,638)	$(3,983,416)

Net decrease in net assets	$(5,980,633)	$(17,008,927)	$(10,688,557)

Net Assets
At beginning of year	$76,302,336	$122,742,178	$122,610,986
At end of year	$70,321,703	$105,733,251	$111,922,429

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(47,032)	$(72,531)	$44,831

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2013
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$8,177,845	$9,660,926
Net realized gain (loss) from investment transactions and financial futures contracts	(485,309)	2,727,337
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(11,540,027)	(13,595,697)
Net decrease in net assets from operations	$(3,847,491)	$(1,207,434)
Distributions to shareholders —
From net investment income
Class A	$(6,674,991)	$(6,866,187)
Class B	—	(191,726)
Class C	(944,435)	(1,222,749)
Class I	(562,023)	(1,322,510)
Total distributions to shareholders	$(8,181,449)	$(9,603,172)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,636,417	$9,861,659
Class B	—	113,435
Class C	5,293,400	4,749,660
Class I	6,399,999	13,938,803
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,442,841	5,873,902
Class B	—	172,161
Class C	672,955	1,059,592
Class I	269,832	369,286
Cost of shares redeemed
Class A	(30,284,141)	(32,995,155)
Class B	—	(1,832,115)
Class C	(6,488,155)	(8,332,158)
Class I	(3,167,682)	(12,859,884)
Net asset value of shares exchanged
Class A	—	984,547
Class B	—	(984,547)
Net decrease in net assets from Fund share transactions	$(14,224,534)	$(19,880,814)

Net decrease in net assets	$(26,253,474)	$(30,691,420)

Net Assets
At beginning of year	$212,042,189	$254,915,938
At end of year	$185,788,715	$224,224,518

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$1,238,007	$(39,400)

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Financial Highlights

	Arizona Fund — Class A
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.300		$10.030	$9.280	$9.400	$8.960	$9.220

Income (Loss) From Operations
Net investment income(1)	$0.192		$0.374	$0.404	$0.429	$0.400	$0.409
Net realized and unrealized gain (loss)	0.113		(0.741)	0.736	(0.133)	0.427	(0.266)

Total income (loss) from operations	$0.305		$(0.367)	$1.140	$0.296	$0.827	$0.143

Less Distributions
From net investment income	$(0.185)		$(0.363)	$(0.387)	$(0.416)	$(0.387)	$(0.403)
Tax return of capital	—		—	(0.003)	—	—	—

Total distributions	$(0.185)		$(0.363)	$(0.390)	$(0.416)	$(0.387)	$(0.403)

Net asset value — End of period	$9.420		$9.300	$10.030	$9.280	$9.400	$8.960

Total Return(2)	3.33	%(3)	(3.82)%	12.51%	3.28%	9.35%	1.85%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,146		$54,949	$62,591	$67,029	$83,120	$82,365
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.74%	0.74%	0.75%	0.75%	0.80%
Interest and fee expense(5)	0.03	%(4)	0.02%	0.02%	0.02%	0.01%	0.06%
Total expenses before custodian fee reduction	0.76	%(4)	0.76%	0.76%	0.77%	0.76%	0.86%
Expenses after custodian fee reduction excluding interest and fees	0.73	%(4)	0.74%	0.74%	0.75%	0.75%	0.79%
Net investment income	4.11	%(4)	3.77%	4.17%	4.65%	4.30%	4.75%
Portfolio Turnover	4	%(3)	14%	8%	1%	5%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	Arizona Fund — Class B
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$10.330		$11.140	$10.310	$10.440	$9.960	$10.250

Income (Loss) From Operations
Net investment income(1)	$0.174		$0.334	$0.368	$0.398	$0.367	$0.383
Net realized and unrealized gain (loss)	0.133		(0.823)	0.815	(0.143)	0.468	(0.299)

Total income (loss) from operations	$0.307		$(0.489)	$1.183	$0.255	$0.835	$0.084

Less Distributions
From net investment income	$(0.167)		$(0.321)	$(0.350)	$(0.385)	$(0.355)	$(0.374)
Tax return of capital	—		—	(0.003)	—	—	—

Total distributions	$(0.167)		$(0.321)	$(0.353)	$(0.385)	$(0.355)	$(0.374)

Net asset value — End of period	$10.470		$10.330	$11.140	$10.310	$10.440	$9.960

Total Return(2)	3.00	%(3)	(4.53)%	11.64%	2.55%	8.47%	1.06%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$721		$789	$1,451	$1,693	$3,086	$4,759
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.49%	1.49%	1.50%	1.50%	1.55%
Interest and fee expense(5)	0.03	%(4)	0.02%	0.02%	0.02%	0.01%	0.06%
Total expenses before custodian fee reduction	1.51	%(4)	1.51%	1.51%	1.52%	1.51%	1.61%
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.49%	1.49%	1.50%	1.50%	1.54%
Net investment income	3.36	%(4)	3.02%	3.42%	3.88%	3.55%	4.01%
Portfolio Turnover	4	%(3)	14%	8%	1%	5%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	Arizona Fund — Class C
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$10.340		$11.150	$10.320	$10.450	$9.970	$10.260

Income (Loss) From Operations
Net investment income(1)	$0.175		$0.333	$0.366	$0.400	$0.367	$0.382
Net realized and unrealized gain (loss)	0.132		(0.822)	0.817	(0.144)	0.468	(0.298)

Total income (loss) from operations	$0.307		$(0.489)	$1.183	$0.256	$0.835	$0.084

Less Distributions
From net investment income	$(0.167)		$(0.321)	$(0.350)	$(0.386)	$(0.355)	$(0.374)
Tax return of capital	—		—	(0.003)	—	—	—

Total distributions	$(0.167)		$(0.321)	$(0.353)	$(0.386)	$(0.355)	$(0.374)

Net asset value — End of period	$10.480		$10.340	$11.150	$10.320	$10.450	$9.970

Total Return(2)	3.00	%(3)	(4.52)%	11.63%	2.55%	8.46%	1.06%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,400		$7,733	$9,602	$7,060	$8,765	$8,561
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.49%	1.49%	1.50%	1.50%	1.55%
Interest and fee expense(5)	0.03	%(4)	0.02%	0.02%	0.02%	0.01%	0.06%
Total expenses before custodian fee reduction	1.52	%(4)	1.51%	1.51%	1.52%	1.51%	1.61%
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.49%	1.49%	1.50%	1.50%	1.54%
Net investment income	3.37	%(4)	3.01%	3.39%	3.91%	3.54%	3.98%
Portfolio Turnover	4	%(3)	14%	8%	1%	5%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	Arizona Fund — Class I
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,		Period Ended July 31, 2011(1)
			2013	2012
Net asset value — Beginning of period	$9.300		$10.020	$9.270	$9.400

Income (Loss) From Operations
Net investment income	$0.201	(2)	$0.392 (2)	$0.423 (2)	$0.433
Net realized and unrealized gain (loss)	0.113		(0.729)	0.736	(0.134)

Total income (loss) from operations	$0.314		$(0.337)	$1.159	$0.299

Less Distributions
From net investment income	$(0.194)		$(0.383)	$(0.406)	$(0.429)
Tax return of capital	—		—	(0.003)	—

Total distributions	$(0.194)		$(0.383)	$(0.409)	$(0.429)

Net asset value — End of period	$9.420		$9.300	$10.020	$9.270

Total Return(3)	3.43	%(4)	(3.53)%	12.74%	3.33	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,400		$6,852	$2,658	$1,397
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53	%(5)	0.54%	0.54%	0.55	%(5)
Interest and fee expense(6)	0.03	%(5)	0.02%	0.02%	0.02	%(5)
Total expenses(7)	0.56	%(5)	0.56%	0.56%	0.57	%(5)
Net investment income	4.31	%(5)	3.95%	4.35%	4.65	%(5)
Portfolio Turnover	4	%(4)	14%	8%	1	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended July 31, 2011.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	Connecticut Fund — Class A
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.890		$10.750	$10.050	$10.200	$9.750	$9.990

Income (Loss) From Operations
Net investment income(1)	$0.195		$0.383	$0.415	$0.434	$0.425	$0.446
Net realized and unrealized gain (loss)	0.108		(0.862)	0.700	(0.154)	0.455	(0.241)

Total income (loss) from operations	$0.303		$(0.479)	$1.115	$0.280	$0.880	$0.205

Less Distributions
From net investment income	$(0.193)		$(0.379)	$(0.412)	$(0.430)	$(0.430)	$(0.445)
Tax return of capital	—		(0.002)	(0.003)	—	—	—

Total distributions	$(0.193)		$(0.381)	$(0.415)	$(0.430)	$(0.430)	$(0.445)

Net asset value — End of period	$10.000		$9.890	$10.750	$10.050	$10.200	$9.750

Total Return(2)	3.11	%(3)	(4.62)%	11.29%	2.85%	9.14%	2.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$78,427		$88,850	$101,699	$99,007	$110,955	$107,689
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72	%(4)	0.73%	0.75%	0.75%	0.76%	0.80%
Interest and fee expense(5)	0.08	%(4)	0.05%	0.05%	0.05%	0.05%	0.15%
Total expenses before custodian fee reduction	0.80	%(4)	0.78%	0.80%	0.80%	0.81%	0.95%
Expenses after custodian fee reduction excluding interest and fees	0.72	%(4)	0.73%	0.75%	0.75%	0.76%	0.79%
Net investment income	3.94	%(4)	3.62%	3.98%	4.34%	4.20%	4.72%
Portfolio Turnover	2	%(3)	13%	13%	5%	10%	20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	Connecticut Fund — Class B
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.850		$10.700	$10.000	$10.160	$9.700	$9.940

Income (Loss) From Operations
Net investment income(1)	$0.157		$0.303	$0.336	$0.356	$0.348	$0.375
Net realized and unrealized gain (loss)	0.098		(0.853)	0.699	(0.163)	0.465	(0.244)

Total income (loss) from operations	$0.255		$(0.550)	$1.035	$0.193	$0.813	$0.131

Less Distributions
From net investment income	$(0.155)		$(0.299)	$(0.333)	$(0.353)	$(0.353)	$(0.371)
Tax return of capital	—		(0.001)	(0.002)	—	—	—

Total distributions	$(0.155)		$(0.300)	$(0.335)	$(0.353)	$(0.353)	$(0.371)

Net asset value — End of period	$9.950		$9.850	$10.700	$10.000	$10.160	$9.700

Total Return(2)	2.63	%(3)	(5.28)%	10.49%	1.98%	8.46%	1.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,473		$1,642	$2,576	$2,927	$5,619	$8,387
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.49%	1.50%	1.51%	1.51%	1.55%
Interest and fee expense(5)	0.08	%(4)	0.05%	0.05%	0.05%	0.05%	0.15%
Total expenses before custodian fee reduction	1.55	%(4)	1.54%	1.55%	1.56%	1.56%	1.70%
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.49%	1.50%	1.51%	1.51%	1.54%
Net investment income	3.19	%(4)	2.87%	3.24%	3.57%	3.46%	3.99%
Portfolio Turnover	2	%(3)	13%	13%	5%	10%	20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	Connecticut Fund — Class C
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.860		$10.710	$10.010	$10.170	$9.710	$9.950

Income (Loss) From Operations
Net investment income(1)	$0.157		$0.302	$0.335	$0.357	$0.347	$0.372
Net realized and unrealized gain (loss)	0.098		(0.852)	0.700	(0.163)	0.466	(0.240)

Total income (loss) from operations	$0.255		$(0.550)	$1.035	$0.194	$0.813	$0.132

Less Distributions
From net investment income	$(0.155)		$(0.299)	$(0.333)	$(0.354)	$(0.353)	$(0.372)
Tax return of capital	—		(0.001)	(0.002)	—	—	—

Total distributions	$(0.155)		$(0.300)	$(0.335)	$(0.354)	$(0.353)	$(0.372)

Net asset value — End of period	$9.960		$9.860	$10.710	$10.010	$10.170	$9.710

Total Return(2)	2.63	%(3)	(5.27)%	10.49%	1.98%	8.46%	1.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,847		$6,787	$7,766	$6,516	$7,684	$5,664
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.48%	1.50%	1.50%	1.51%	1.55%
Interest and fee expense(5)	0.08	%(4)	0.05%	0.05%	0.05%	0.05%	0.15%
Total expenses before custodian fee reduction	1.55	%(4)	1.53%	1.55%	1.55%	1.56%	1.70%
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.48%	1.50%	1.50%	1.51%	1.54%
Net investment income	3.19	%(4)	2.86%	3.22%	3.58%	3.44%	3.96%
Portfolio Turnover	2	%(3)	13%	13%	5%	10%	20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	Connecticut Fund — Class I
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.890		$10.760	$10.050	$10.210	$9.750	$9.990

Income (Loss) From Operations
Net investment income	$0.205	(1)	$0.404 (1)	$0.438	$0.455 (1)	$0.446 (1)	$0.461 (1)
Net realized and unrealized gain (loss)	0.108		(0.872)	0.708	(0.165)	0.464	(0.237)

Total income (loss) from operations	$0.313		$(0.468)	$1.146	$0.290	$0.910	$0.224

Less Distributions
From net investment income	$(0.203)		$(0.400)	$(0.433)	$(0.450)	$(0.450)	$(0.464)
Tax return of capital	—		(0.002)	(0.003)	—	—	—

Total distributions	$(0.203)		$(0.402)	$(0.436)	$(0.450)	$(0.450)	$(0.464)

Net asset value — End of period	$10.000		$9.890	$10.760	$10.050	$10.210	$9.750

Total Return(2)	3.22	%(3)	(4.52)%	11.61%	2.96%	9.46%	2.52%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,844		$8,454	$10,701	$5,283	$6,684	$2,122
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.52	%(4)	0.53%	0.54%	0.56%	0.56%	0.60%
Interest and fee expense(5)	0.08	%(4)	0.05%	0.05%	0.05%	0.05%	0.15%
Total expenses before custodian fee reduction	0.60	%(4)	0.58%	0.59%	0.61%	0.61%	0.75%
Expenses after custodian fee reduction excluding interest and fees	0.52	%(4)	0.53%	0.54%	0.56%	0.56%	0.59%
Net investment income	4.14	%(4)	3.82%	4.11%	4.55%	4.40%	4.87%
Portfolio Turnover	2	%(3)	13%	13%	5%	10%	20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	Minnesota Fund — Class A
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.230		$9.760	$9.160	$9.280	$8.900	$8.930

Income (Loss) From Operations
Net investment income(1)	$0.162		$0.306	$0.341	$0.373	$0.375	$0.374
Net realized and unrealized gain (loss)	0.160		(0.533)	0.598	(0.123)	0.364	(0.028)

Total income (loss) from operations	$0.322		$(0.227)	$0.939	$0.250	$0.739	$0.346

Less Distributions
From net investment income	$(0.162)		$(0.303)	$(0.339)	$(0.370)	$(0.359)	$(0.376)

Total distributions	$(0.162)		$(0.303)	$(0.339)	$(0.370)	$(0.359)	$(0.376)

Net asset value — End of period	$9.390		$9.230	$9.760	$9.160	$9.280	$8.900

Total Return(2)	3.53	%(3)	(2.43)%	10.41%	2.80%	8.40%	4.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,493		$77,456	$86,725	$78,909	$89,036	$74,358
Ratios (as a percentage of average daily net assets):
Total expenses(4)	0.72	%(5)	0.72%	0.72%	0.74%	0.73%	0.79%
Net investment income	3.49	%(5)	3.15%	3.59%	4.10%	4.08%	4.38%
Portfolio Turnover	0	%(3)	5%	8%	6%	3%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	Minnesota Fund — Class B
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.930		$10.500	$9.860	$9.990	$9.580	$9.600

Income (Loss) From Operations
Net investment income(1)	$0.137		$0.251	$0.295	$0.327	$0.330	$0.334
Net realized and unrealized gain (loss)	0.170		(0.573)	0.633	(0.132)	0.393	(0.020)

Total income (loss) from operations	$0.307		$(0.322)	$0.928	$0.195	$0.723	$0.314

Less Distributions
From net investment income	$(0.137)		$(0.248)	$(0.288)	$(0.325)	$(0.313)	$(0.334)

Total distributions	$(0.137)		$(0.248)	$(0.288)	$(0.325)	$(0.313)	$(0.334)

Net asset value — End of period	$10.100		$9.930	$10.500	$9.860	$9.990	$9.580

Total Return(2)	3.12	%(3)	(3.15)%	9.53%	2.02%	7.62%	3.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$777		$846	$1,323	$1,882	$4,038	$5,225
Ratios (as a percentage of average daily net assets):
Total expenses(4)	1.47	%(5)	1.47%	1.47%	1.50%	1.49%	1.54%
Net investment income	2.73	%(5)	2.40%	2.89%	3.33%	3.33%	3.64%
Portfolio Turnover	0	%(3)	5%	8%	6%	3%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	Minnesota Fund — Class C
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.920		$10.490	$9.850	$9.980	$9.570	$9.620

Income (Loss) From Operations
Net investment income(1)	$0.137		$0.250	$0.289	$0.327	$0.329	$0.333
Net realized and unrealized gain (loss)	0.180		(0.572)	0.639	(0.132)	0.394	(0.049)

Total income (loss) from operations	$0.317		$(0.322)	$0.928	$0.195	$0.723	$0.284

Less Distributions
From net investment income	$(0.137)		$(0.248)	$(0.288)	$(0.325)	$(0.313)	$(0.334)

Total distributions	$(0.137)		$(0.248)	$(0.288)	$(0.325)	$(0.313)	$(0.334)

Net asset value — End of period	$10.100		$9.920	$10.490	$9.850	$9.980	$9.570

Total Return(2)	3.22	%(3)	(3.16)%	9.54%	2.03%	7.63%	3.17%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,352		$12,298	$12,955	$11,116	$15,291	$12,078
Ratios (as a percentage of average daily net assets):
Total expenses before custodian fee reduction	1.48	%(4)	1.47%	1.47%	1.50%	1.48%	1.55%
Total expenses after custodian fee reduction	1.48	%(4)	1.47%	1.47%	1.50%	1.48%	1.54%
Net investment income	2.74	%(4)	2.39%	2.83%	3.34%	3.32%	3.61%
Portfolio Turnover	0	%(3)	5%	8%	6%	3%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

45	See Notes to Financial Statements.

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Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	Minnesota Fund — Class I
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,		Period Ended July 31, 2011(1)
			2013	2012
Net asset value — Beginning of period	$9.230		$9.760	$9.160	$9.290

Income (Loss) From Operations
Net investment income	$0.171	(2)	$0.325 (2)	$0.358	$0.385
Net realized and unrealized gain (loss)	0.160		(0.532)	0.600	(0.130)

Total income (loss) from operations	$0.331		$(0.207)	$0.958	$0.255

Less Distributions
From net investment income	$(0.171)		$(0.323)	$(0.358)	$(0.385)

Total distributions	$(0.171)		$(0.323)	$(0.358)	$(0.385)

Net asset value — End of period	$9.390		$9.230	$9.760	$9.160

Total Return(3)	3.63	%(4)	(2.23)%	10.63%	2.86	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,023		$21,323	$21,608	$2,746
Ratios (as a percentage of average daily net assets):
Total expenses(5)	0.52	%(6)	0.52%	0.52%	0.54	%(6)
Net investment income	3.68	%(6)	3.35%	3.54%	4.28	%(6)
Portfolio Turnover	0	%(4)	5%	8%	6	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the year ended July 31, 2011.

46	See Notes to Financial Statements.

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Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	New Jersey Fund — Class A
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.010		$9.580	$8.830	$9.220	$8.580	$9.500

Income (Loss) From Operations
Net investment income(1)	$0.185		$0.382	$0.396	$0.444	$0.454	$0.457
Net realized and unrealized gain (loss)	0.120		(0.570)	0.748	(0.393)	0.627	(0.929)

Total income (loss) from operations	$0.305		$(0.188)	$1.144	$0.051	$1.081	$(0.472)

Less Distributions
From net investment income	$(0.185)		$(0.382)	$(0.394)	$(0.441)	$(0.441)	$(0.448)

Total distributions	$(0.185)		$(0.382)	$(0.394)	$(0.441)	$(0.441)	$(0.448)

Net asset value — End of period	$9.130		$9.010	$9.580	$8.830	$9.220	$8.580

Total Return(2)	3.43	%(3)	(2.12)%	13.24%	0.65%	12.76%	(4.66)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$137,831		$146,499	$173,054	$171,001	$214,220	$215,406
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(4)	0.75%	0.76%	0.79%	0.79%	0.85%
Interest and fee expense(5)	0.03	%(4)	0.07%	0.07%	0.12%	0.11%	0.18%
Total expenses(6)	0.78	%(4)	0.82%	0.83%	0.91%	0.90%	1.03%
Net investment income	4.08	%(4)	3.98%	4.31%	5.00%	4.98%	5.48%
Portfolio Turnover	9	%(3)	6%	15%	1%	13%	35%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

47	See Notes to Financial Statements.

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Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	New Jersey Fund — Class C
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.400		$9.990	$9.210	$9.620	$8.960	$9.920

Income (Loss) From Operations
Net investment income(1)	$0.157		$0.323	$0.340	$0.394	$0.402	$0.411
Net realized and unrealized gain (loss)	0.131		(0.590)	0.780	(0.413)	0.652	(0.972)

Total income (loss) from operations	$0.288		$(0.267)	$1.120	$(0.019)	$1.054	$(0.561)

Less Distributions
From net investment income	$(0.158)		$(0.323)	$(0.340)	$(0.391)	$(0.394)	$(0.399)

Total distributions	$(0.158)		$(0.323)	$(0.340)	$(0.391)	$(0.394)	$(0.399)

Net asset value — End of period	$9.530		$9.400	$9.990	$9.210	$9.620	$8.960

Total Return(2)	3.10	%(3)	(2.81)%	12.37%	(0.13)%	11.89%	(5.40)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,930		$25,796	$28,066	$24,768	$31,491	$26,165
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.50%	1.51%	1.54%	1.53%	1.59%
Interest and fee expense(5)	0.03	%(4)	0.07%	0.07%	0.12%	0.11%	0.18%
Total expenses(6)	1.53	%(4)	1.57%	1.58%	1.66%	1.64%	1.77%
Net investment income	3.33	%(4)	3.23%	3.55%	4.25%	4.21%	4.73%
Portfolio Turnover	9	%(3)	6%	15%	1%	13%	35%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	New Jersey Fund — Class I
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.010		$9.580	$8.830	$9.220	$8.580	$9.510

Income (Loss) From Operations
Net investment income(1)	$0.193		$0.401	$0.412	$0.463	$0.473	$0.468
Net realized and unrealized gain (loss)	0.131		(0.570)	0.751	(0.394)	0.625	(0.933)

Total income (loss) from operations	$0.324		$(0.169)	$1.163	$0.069	$1.098	$(0.465)

Less Distributions
From net investment income	$(0.194)		$(0.401)	$(0.413)	$(0.459)	$(0.458)	$(0.465)

Total distributions	$(0.194)		$(0.401)	$(0.413)	$(0.459)	$(0.458)	$(0.465)

Net asset value — End of period	$9.140		$9.010	$9.580	$8.830	$9.220	$8.580

Total Return(2)	3.65	%(3)	(1.93)%	13.46%	0.85%	12.96%	(4.56)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,991		$13,493	$10,922	$7,419	$8,386	$1,808
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54	%(4)	0.55%	0.56%	0.59%	0.58%	0.65%
Interest and fee expense(5)	0.03	%(4)	0.07%	0.07%	0.12%	0.11%	0.18%
Total expenses(6)	0.57	%(4)	0.62%	0.63%	0.71%	0.69%	0.83%
Net investment income	4.26	%(4)	4.18%	4.47%	5.21%	5.16%	5.74%
Portfolio Turnover	9	%(3)	6%	15%	1%	13%	35%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

49	See Notes to Financial Statements.

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Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	Pennsylvania Fund — Class A
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.750		$9.170	$8.800	$9.060	$8.650	$9.190

Income (Loss) From Operations
Net investment income(1)	$0.191		$0.369	$0.380	$0.437	$0.431	$0.427
Net realized and unrealized gain (loss)	0.059		(0.423)	0.370	(0.262)	0.391	(0.539)

Total income (loss) from operations	$0.250		$(0.054)	$0.750	$0.175	$0.822	$(0.112)

Less Distributions
From net investment income	$(0.190)		$(0.366)	$(0.380)	$(0.435)	$(0.412)	$(0.428)

Total distributions	$(0.190)		$(0.366)	$(0.380)	$(0.435)	$(0.412)	$(0.428)

Net asset value — End of period	$8.810		$8.750	$9.170	$8.800	$9.060	$8.650

Total Return(2)	2.90	%(3)	(0.70)%	8.70%	2.07%	9.60%	(0.87)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$147,337		$156,219	$179,909	$175,176	$210,024	$212,358
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(4)	0.76%	0.77%	0.80%	0.79%	0.82%
Interest and fee expense(5)	0.04	%(4)	0.05%	0.05%	0.10%	0.09%	0.29%
Total expenses(6)	0.79	%(4)	0.81%	0.82%	0.90%	0.88%	1.11%
Net investment income	4.35	%(4)	4.01%	4.25%	4.97%	4.74%	5.15%
Portfolio Turnover	3	%(3)	12%	6%	5%	10%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	Pennsylvania Fund — Class B
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.060		$9.490	$9.110	$9.380	$8.960	$9.500

Income (Loss) From Operations
Net investment income(1)	$0.164		$0.310	$0.326	$0.384	$0.375	$0.379
Net realized and unrealized gain (loss)	0.059		(0.432)	0.377	(0.272)	0.404	(0.544)

Total income (loss) from operations	$0.223		$(0.122)	$0.703	$0.112	$0.779	$(0.165)

Less Distributions
From net investment income	$(0.163)		$(0.308)	$(0.323)	$(0.382)	$(0.359)	$(0.375)

Total distributions	$(0.163)		$(0.308)	$(0.323)	$(0.382)	$(0.359)	$(0.375)

Net asset value — End of period	$9.120		$9.060	$9.490	$9.110	$9.380	$8.960

Total Return(2)	2.49	%(3)	(1.39)%	7.86%	1.29%	8.75%	(1.45)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,528		$4,517	$7,255	$10,191	$17,328	$22,120
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.52%	1.52%	1.56%	1.55%	1.57%
Interest and fee expense(5)	0.04	%(4)	0.05%	0.05%	0.10%	0.09%	0.29%
Total expenses(6)	1.54	%(4)	1.57%	1.57%	1.66%	1.64%	1.86%
Net investment income	3.61	%(4)	3.26%	3.52%	4.22%	3.99%	4.41%
Portfolio Turnover	3	%(3)	12%	6%	5%	10%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	Pennsylvania Fund — Class C
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.060		$9.490	$9.110	$9.380	$8.960	$9.510

Income (Loss) From Operations
Net investment income(1)	$0.164		$0.310	$0.324	$0.384	$0.375	$0.377
Net realized and unrealized gain (loss)	0.069		(0.432)	0.380	(0.271)	0.404	(0.551)

Total income (loss) from operations	$0.233		$(0.122)	$0.704	$0.113	$0.779	$(0.174)

Less Distributions
From net investment income	$(0.163)		$(0.308)	$(0.324)	$(0.383)	$(0.359)	$(0.376)

Total distributions	$(0.163)		$(0.308)	$(0.324)	$(0.383)	$(0.359)	$(0.376)

Net asset value — End of period	$9.130		$9.060	$9.490	$9.110	$9.380	$8.960

Total Return(2)	2.60	%(3)	(1.39)%	7.86%	1.30%	8.75%	(1.55)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,126		$34,045	$38,268	$36,409	$46,080	$38,427
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.51%	1.52%	1.55%	1.54%	1.57%
Interest and fee expense(5)	0.04	%(4)	0.05%	0.05%	0.10%	0.09%	0.29%
Total expenses(6)	1.54	%(4)	1.56%	1.57%	1.65%	1.63%	1.86%
Net investment income	3.60	%(4)	3.26%	3.49%	4.21%	3.98%	4.38%
Portfolio Turnover	3	%(3)	12%	6%	5%	10%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Financial Highlights — continued

	Pennsylvania Fund — Class I
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.790		$9.200	$8.830	$9.100	$8.680	$9.200

Income (Loss) From Operations
Net investment income(1)	$0.201		$0.388	$0.400	$0.456	$0.450	$0.442
Net realized and unrealized gain (loss)	0.059		(0.412)	0.369	(0.271)	0.401	(0.517)

Total income (loss) from operations	$0.260		$(0.024)	$0.769	$0.185	$0.851	$(0.075)

Less Distributions
From net investment income	$(0.200)		$(0.386)	$(0.399)	$(0.455)	$(0.431)	$(0.445)

Total distributions	$(0.200)		$(0.386)	$(0.399)	$(0.455)	$(0.431)	$(0.445)

Net asset value — End of period	$8.850		$8.790	$9.200	$8.830	$9.100	$8.680

Total Return(2)	3.00	%(3)	(0.37)%	8.91%	2.17%	9.91%	(0.45)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,928		$29,443	$29,484	$30,082	$35,367	$22,621
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55	%(4)	0.56%	0.57%	0.60%	0.60%	0.62%
Interest and fee expense(5)	0.04	%(4)	0.05%	0.05%	0.10%	0.09%	0.29%
Total expenses(6)	0.59	%(4)	0.61%	0.62%	0.70%	0.69%	0.91%
Net investment income	4.55	%(4)	4.21%	4.45%	5.16%	4.93%	5.37%
Portfolio Turnover	3	%(3)	12%	6%	5%	10%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-two funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The New Jersey Fund offers three classes of shares and the Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At July 31, 2013, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized prior to

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Notes to Financial Statements (Unaudited) — continued

the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

July 31, 2014	$736,704	$—	$—	$—	$—
July 31, 2016	160,306	329,657	410,833	3,716,712	1,414,955
July 31, 2017	997,387	662,277	566,758	6,120,511	5,414,612
July 31, 2018	3,471,707	2,387,746	1,523,293	20,873,952	10,375,222
July 31, 2019	—	685,091	723,202	3,741,998	10,492,996

Total capital loss carryforward	$5,366,104	$4,064,771	$3,224,086	$34,453,173	$27,697,785

Deferred capital losses	$—	$1,776,036	$232,797	$9,107,526	$8,244,695

As of January 31, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 12) at January 31, 2014. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred.

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January 31, 2014

Notes to Financial Statements (Unaudited) — continued

The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2014, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Arizona Fund	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$1,700,000	$7,225,000	$7,200,000	$11,750,000
Interest Rate or Range of Interest Rates (%)	0.29 - 1.19	0.09 - 1.19	0.17	0.05 - 0.19
Collateral for Floating Rate Notes Outstanding	$2,362,416	$9,923,224	$9,089,730	$17,468,942

For the six months ended January 31, 2014, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Arizona Fund	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$1,700,000	$7,225,000	$10,147,609	$13,332,609
Average Interest Rate	1.33%	1.09%	0.60%	0.57%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2014.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the

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Notes to Financial Statements (Unaudited) — continued

security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to January 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the six months ended January 31, 2014, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$106,083	$174,615	$187,532	$353,227	$446,618
Effective Annual Rate	0.31%	0.35%	0.35%	0.39%	0.41%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency services to each Fund and receives a fee based upon the actual expenses it incurs in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2014 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$911	$2,049	$1,897	$3,210	$4,264
EVD’s Class A Sales Charges	$1,799	$3,017	$748	$12,949	$10,370

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Municipal Income Funds

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2014 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$53,803	$83,930	$73,587	$140,620	$151,165

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended January 31, 2014, the Funds paid or accrued to EVD the following distribution fees:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Distribution Fees	$2,809	$5,832	$2,983	$—	$14,908
Class C Distribution Fees	$25,738	$23,482	$42,589	$88,407	$121,219

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2014 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Service Fees	$749	$1,555	$796	$—	$3,976
Class C Service Fees	$6,864	$6,262	$11,357	$23,575	$32,325

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent

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Notes to Financial Statements (Unaudited) — continued

year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended January 31, 2014, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$—	$—	$100	$200	$1,100
Class B	$400	$1,500	$2,900	$—	$6,700
Class C	$200	$700	$1,700	$600	$2,200

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2014 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$2,495,822	$2,146,710	$—	$17,776,346	$5,933,363
Sales	$7,385,264	$14,076,169	$8,765,025	$53,762,534	$20,453,975

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Six Months Ended January 31, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	179,059	80	20,704	131,540
Issued to shareholders electing to receive payments of distributions in Fund shares	98,552	975	9,652	2,438
Redemptions	(548,254)	(7,842)	(167,534)	(191,710)
Exchange from Class B shares	768	—	—	—
Exchange to Class A shares	—	(692)	—	—

Net decrease	(269,875)	(7,479)	(137,178)	(57,732)

	Year Ended July 31, 2013
	Class A	Class B	Class C	Class I

Sales	495,272	1,872	120,655	783,726
Issued to shareholders electing to receive payments of distributions in Fund shares	189,688	2,411	22,649	5,147
Redemptions	(1,047,249)	(31,482)	(256,632)	(316,999)
Exchange from Class B shares	29,690	—	—	—
Exchange to Class A shares	—	(26,709)	—	—

Net increase (decrease)	(332,599)	(53,908)	(113,328)	471,874

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January 31, 2014

Notes to Financial Statements (Unaudited) — continued

Connecticut Fund
	Six Months Ended January 31, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	171,034	782	41,264	123,803
Issued to shareholders electing to receive payments of distributions in Fund shares	135,112	1,506	7,235	8,427
Redemptions	(1,452,883)	(12,471)	(150,259)	(202,309)
Exchange from Class B shares	8,551	—	—	—
Exchange to Class A shares	—	(8,588)	—	—

Net decrease	(1,138,186)	(18,771)	(101,760)	(70,079)

	Year Ended July 31, 2013
	Class A	Class B	Class C	Class I

Sales	681,261	1,755	196,093	280,659
Issued to shareholders electing to receive payments of distributions in Fund shares	272,683	3,767	14,529	19,117
Redemptions	(1,466,675)	(43,145)	(246,925)	(440,328)
Exchange from Class B shares	36,124	—	—	—
Exchange to Class A shares	—	(36,295)	—	—

Net decrease	(476,607)	(73,918)	(36,303)	(140,552)

Minnesota Fund
	Six Months Ended January 31, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	542,393	—	68,046	1,095,324
Issued to shareholders electing to receive payments of distributions in Fund shares	129,832	1,043	13,450	6,483
Redemptions	(1,567,302)	(1,468)	(295,624)	(641,159)
Exchange from Class B shares	8,461	—	—	—
Exchange to Class A shares	—	(7,864)	—	—

Net increase (decrease)	(886,616)	(8,289)	(214,128)	460,648

	Year Ended July 31, 2013
	Class A	Class B	Class C	Class I

Sales	1,373,087	—	250,574	1,442,644
Issued to shareholders electing to receive payments of distributions in Fund shares	257,448	2,365	26,622	11,367
Redemptions	(2,132,414)	(32,814)	(272,027)	(1,356,881)
Exchange from Class B shares	11,101	—	—	—
Exchange to Class A shares	—	(10,317)	—	—

Net increase (decrease)	(490,778)	(40,766)	5,169	97,130

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January 31, 2014

Notes to Financial Statements (Unaudited) — continued

New Jersey Fund
	Six Months Ended January 31, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	514,592	—	142,205	760,457
Issued to shareholders electing to receive payments of distributions in Fund shares	260,133	—	29,747	15,830
Redemptions	(1,945,415)	—	(510,075)	(413,983)

Net increase (decrease)	(1,170,690)	—	(338,123)	362,304

	Year Ended July 31, 2013
	Class A	Class B	Class C	Class I

Sales	794,210	—	526,583	664,547
Issued to shareholders electing to receive payments of distributions in Fund shares	569,596	—	67,513	28,267
Redemptions	(3,176,711)	—	(659,038)	(335,929)

Net increase (decrease)	(1,812,905)	—	(64,942)	356,885

Pennsylvania Fund
	Six Months Ended January 31, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	539,040	135	242,635	775,965
Issued to shareholders electing to receive payments of distributions in Fund shares	324,912	7,375	56,163	25,628
Redemptions	(2,047,776)	(67,394)	(534,757)	(656,755)
Exchange from Class B shares	53,790	—	—	—
Exchange to Class A shares	—	(51,959)	—	—

Net increase (decrease)	(1,130,034)	(111,843)	(235,959)	144,838

	Year Ended July 31, 2013
	Class A	Class B	Class C	Class I

Sales	1,070,858	11,888	496,182	1,493,458
Issued to shareholders electing to receive payments of distributions in Fund shares	640,495	18,116	111,602	40,154
Redemptions	(3,592,624)	(192,564)	(882,138)	(1,385,940)
Exchange from Class B shares	106,994	—	—	—
Exchange to Class A shares	—	(103,344)	—	—

Net increase (decrease)	(1,774,277)	(265,904)	(274,354)	147,672

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Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$62,336,780	$89,297,884	$97,704,266	$156,149,020	$196,602,613

Gross unrealized appreciation	$4,710,284	$6,175,546	$6,519,115	$12,320,849	$17,122,990
Gross unrealized depreciation	(1,082,572)	(1,893,713)	(946,037)	(1,926,628)	(3,796,581)

Net unrealized appreciation	$3,627,712	$4,281,833	$5,573,078	$10,394,221	$13,326,409

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At January 31, 2014, the Connecticut Fund had a balance outstanding pursuant to this line of credit of $300,000 at an interest rate of 1.07%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at January 31, 2014. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 12) at January 31, 2014. The Funds’ average borrowings or allocated fees during the six months ended January 31, 2014 were not significant.

10  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At January 31, 2014, the Connecticut Fund had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $1,119. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at January 31, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 12) at January 31, 2014. The Funds’ average overdraft advances during the six months ended January 31, 2014 were not significant.

11  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

62

Eaton Vance

Municipal Income Funds

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at January 31, 2014 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

Arizona	3/14	38 U.S. Long Treasury Bond	Short	$(4,957,150)	$(5,076,563)	$(119,413)
Connecticut	3/14	13 U.S. Long Treasury Bond	Short	$(1,695,867)	$(1,736,719)	$(40,852)
Minnesota	3/14	47 U.S. Long Treasury Bond	Short	$(6,131,211)	$(6,278,906)	$(147,695)
New Jersey	3/14	100 U.S. 10-Year Treasury Note	Short	$(12,500,598)	$(12,575,000)	$(74,402)
	3/14	180 U.S. Long Treasury Bond	Short	(23,481,233)	(24,046,875)	(565,642)
Pennsylvania	3/14	400 U.S. Long Treasury Bond	Short	$(52,180,518)	$(53,437,500)	$(1,256,982)

At January 31, 2014, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2014 were as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Liability Derivative:
Futures Contracts	$(119,413	)(1)	$(40,852	)(1)	$(147,695	)(1)	$(640,044	)(1)	$(1,256,982	)(1)

Total	$(119,413)		$(40,852)		$(147,695)		$(640,044)		$(1,256,982)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2014 was as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$277,894	(1)	$212,641	(1)	$343,711	(1)	$1,693,898	(1)	$3,466,640	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(369,312	)(2)	$(251,293	)(2)	$(456,781	)(2)	$(2,350,433	)(2)	$(4,380,722	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

63

Eaton Vance

Municipal Income Funds

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of futures contracts outstanding during the six months ended January 31, 2014, which are indicative of the volume of this derivative type, were approximately as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Average Notional Amount:
Futures Contracts	$3,800,000	$2,386,000	$4,700,000	$28,857,000	$43,214,000

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$67,664,492	$—	$67,664,492

Total Investments	$—	$67,664,492	$—	$67,664,492

Liability Description

Futures Contracts	$(119,413)	$—	$—	$(119,413)

Total	$(119,413)	$—	$—	$(119,413)

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$100,804,717	$—	$100,804,717

Total Investments	$—	$100,804,717	$—	$100,804,717

Liability Description

Futures Contracts	$(40,852)	$—	$—	$(40,852)

Total	$(40,852)	$—	$—	$(40,852)

64

Eaton Vance

Municipal Income Funds

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$103,277,344	$—	$103,277,344

Total Investments	$—	$103,277,344	$—	$103,277,344

Liability Description

Futures Contracts	$(147,695)	$—	$—	$(147,695)

Total	$(147,695)	$—	$—	$(147,695)

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$173,743,241	$—	$173,743,241

Total Investments	$—	$173,743,241	$—	$173,743,241

Liability Description

Futures Contracts	$(640,044)	$—	$—	$(640,044)

Total	$(640,044)	$—	$—	$(640,044)

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$221,679,022	$—	$221,679,022

Taxable Municipal Securities	—	0	—	0

Total Investments	$—	$221,679,022	$—	$221,679,022

Liability Description

Futures Contracts	$(1,256,982)	$—	$—	$(1,256,982)

Total	$(1,256,982)	$—	$—	$(1,256,982)

The Funds held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

65

Eaton Vance

Municipal Income Funds

January 31, 2014

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

66

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

67

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7703    1.31.14

Eaton Vance Municipal Opportunities Fund Semiannual Report January 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2014

Eaton Vance

Municipal Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	17

Important Notices	18

Eaton Vance

Municipal Opportunities Fund

January 31, 2014

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	4.50%	–3.06%	—	5.45%
Class A with 4.75% Maximum Sales Charge	—	—	–0.45	–7.70	—	3.54
Class I at NAV	05/31/2011	05/31/2011	4.63	–2.90	—	5.75
Barclays Municipal Bond Index	—	—	2.99%	–1.07%	5.54%	4.63%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.34%	1.09%
Net					1.10	0.85

% Distribution Rates/Yields[4]					Class A	Class I
Distribution Rate					2.46%	2.64%
Taxable-Equivalent Distribution Rate					4.35	4.66
SEC 30-day Yield					2.27	2.45
Taxable-Equivalent SEC 30-day Yield					4.01	4.33

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

January 31, 2014

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/14. Without the reimbursement, performance would have been lower.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Municipal Opportunities Fund

January 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 – January 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period* (8/1/13 – 1/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,045.00	$5.67	**	1.10%
Class I	$1,000.00	$1,046.30	$4.38	**	0.85%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.60	**	1.10%
Class I	$1,000.00	$1,020.90	$4.33	**	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2013.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Municipal Opportunities Fund

January 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 88.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.0%
Arkansas Development Finance Authority, (Revolving Loan Fund), 5.00%, 6/1/24	$170	$197,980
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/31	500	548,175
Rhode Island Clean Water Finance Agency, 4.00%, 10/1/31(1)	1,000	1,030,640

		$1,776,795

Education — 8.4%
Hempstead Local Development Corp., NY, (Adelphi University), 5.00%, 6/1/20	$110	$128,456
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/26	600	654,972
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	320	359,085
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/32	500	553,040
Union County, PA, Higher Educational Facilities Financing Authority, (Bucknell University), 4.00%, 4/1/23	195	212,495
University of Virginia, 4.00%, 6/1/27(1)	510	548,153

		$2,456,201

Electric Utilities — 0.9%
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	$250	$273,328

		$273,328

General Obligations — 13.3%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 4.00%, 6/15/25	$110	$118,338
Ferndale, MI, Public Schools, 4.00%, 5/1/23	290	308,218
Hawaii, 5.00%, 8/1/27	500	576,400
Minnesota, 5.00%, 8/1/20	220	264,460
New York, 4.00%, 3/1/23	500	558,185
New York, NY, 5.00%, 8/1/29	500	552,300
Ohio, 4.00%, 3/1/26	250	264,375
Ohio, 4.00%, 3/1/27	90	94,404
Phoenix, AZ, 4.00%, 7/1/27	75	79,537
San Bernardino Community College District, CA, 5.00%, 8/1/29	1,000	1,092,860

		$3,909,077

Security	Principal Amount (000’s omitted)	Value

Hospital — 20.0%
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/22	$200	$233,728
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	345	398,299
Greenwood County, SC, (Self Regional Healthcare), 5.00%, 10/1/22	50	55,661
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/28	200	220,718
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/25	315	333,878
Lexington County Health Services District, Inc., SC, 5.00%, 11/1/32	480	490,267
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	126,021
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	291,635
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	250	284,720
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	544,430
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	275	290,746
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	750	826,290
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	210	175,369
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32	500	458,740
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.00%, 6/1/19	100	113,565
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	254,303
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/27(2)	750	777,825

		$5,876,195

Industrial Development Revenue — 2.9%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$250	$258,000
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 7.00%, 11/15/30	250	250,010
Niagara Area Development Corp., NY, (Covanta Energy), 4.00%, 11/1/24	370	347,719

		$855,729

5	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured-Electric Utilities — 0.7%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$170	$192,216

		$192,216

Insured-General Obligations — 0.9%
Will County, IL, Community Unit School District No. 365-U, (Valley View), (NPFG), 0.00%, 11/1/25	$450	$275,593

		$275,593

Insured-Other Revenue — 1.7%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$260	$264,053
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	200	231,614

		$495,667

Insured-Special Tax Revenue — 1.2%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$359,650

		$359,650

Insured-Transportation — 0.7%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$100	$104,570
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	104,372

		$208,942

Insured-Water and Sewer — 0.6%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$161,851

		$161,851

Other Revenue — 3.0%
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	$500	$532,095
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	250	254,287
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	101,137

		$887,519

Senior Living/Life Care — 0.5%
Lee County, FL, Industrial Development Authority, (Shell Point), 5.50%, 11/15/21	$150	$160,262

		$160,262

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 6.5%
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue, 5.00%, 11/1/28	$500	$569,280
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 10/1/28	500	567,515
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	255	284,384
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	105	51,810
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/32	65	27,892
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	380	420,804

		$1,921,685

Student Loan — 0.8%
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	$225	$225,376

		$225,376

Transportation — 18.3%
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	$400	$435,768
Grand Parkway Transportation Corp., TX, 5.50%, 4/1/53	500	504,625
Greater Orlando, FL, Aviation Authority, (AMT), 5.00%, 10/1/21	250	287,610
New York Thruway Authority, 5.00%, 1/1/24(2)	1,000	1,156,030
New York Thruway Authority, 5.00%, 1/1/26	500	555,285
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	245	244,799
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	45	47,006
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	500	518,390
Port Authority of New York and New Jersey, 5.00%, 12/1/28	500	570,220
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	100	98,649
Port Authority of New York and New Jersey, (AMT), 5.00%, 12/1/28	250	273,247
Route 460 Funding Corp., VA, 0.00%, 7/1/29(1)	1,000	414,180
San Francisco City and County, CA, Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	235	260,380

		$5,366,189

6	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$125	$114,496
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	272,654
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	250	270,492

		$657,642

Total Tax-Exempt Municipal Securities — 88.6% (identified cost $25,919,023)		$26,059,917

Taxable Municipal Securities — 2.4%

Security	Principal Amount (000’s omitted)	Value

Insured-Special Tax Revenue — 1.4%
Colony Local Development Corp., TX, Sales Tax Revenue, (BHAC), 4.881%, 10/1/47	$425	$401,854

		$401,854

Other Revenue — 1.0%
Battery Park City Authority, NY, 6.375%, 11/1/39(3)	$270	$298,180

		$298,180

Total Taxable Municipal Securities — 2.4% (identified cost $732,825)		$700,034

Total Investments — 91.0% (identified cost $26,651,848)		$26,759,951

Other Assets, Less Liabilities — 9.0%		$2,640,300

Net Assets — 100.0%		$29,400,251

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

At January 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	22.4%
Others, representing less than 10% individually	68.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2014, 7.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 2.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

(3)

Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2014
Investments, at value (identified cost, $26,651,848)	$26,759,951
Cash	2,827,054
Interest receivable	266,270
Receivable for investments sold	3,737,758
Receivable for Fund shares sold	30,641
Receivable from affiliate	5,041
Total assets	$33,626,715

Liabilities
Payable for investments purchased	$2,164,915
Payable for when-issued securities	1,924,205
Payable for Fund shares redeemed	67,860
Distributions payable	23,757
Payable to affiliates:
Investment adviser and administration fee	15,521
Distribution and service fees	3,252
Accrued expenses	26,954
Total liabilities	$4,226,464
Net Assets	$29,400,251

Sources of Net Assets
Paid-in capital	$30,133,376
Accumulated net realized loss	(840,671)
Accumulated distributions in excess of net investment income	(557)
Net unrealized appreciation	108,103
Net Assets	$29,400,251

Class A Shares
Net Assets	$14,156,732
Shares Outstanding	1,339,733
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.57
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.10

Class I Shares
Net Assets	$15,243,519
Shares Outstanding	1,441,121
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.58

On sales of $50,000 or more, the offering price of Class A shares is reduced.

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2014
Interest	$553,051
Total investment income	$553,051

Expenses
Investment adviser and administration fee	$93,323
Distribution and service fees
Class A	18,085
Trustees’ fees and expenses	891
Custodian fee	15,015
Transfer and dividend disbursing agent fees	4,000
Legal and accounting services	16,937
Printing and postage	6,670
Registration fees	19,752
Miscellaneous	10,659
Total expenses	$185,332
Deduct —
Reduction of custodian fee	$424
Allocation of expenses to affiliate	34,672
Total expense reductions	$35,096

Net expenses	$150,236

Net investment income	$402,815

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(216,000)
Net realized loss	$(216,000)
Change in unrealized appreciation (depreciation) —
Investments	$1,201,854
Net change in unrealized appreciation (depreciation)	$1,201,854

Net realized and unrealized gain	$985,854

Net increase in net assets from operations	$1,388,669

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013
From operations —
Net investment income	$402,815	$622,869
Net realized loss from investment transactions	(216,000)	(571,796)
Net change in unrealized appreciation (depreciation) from investments	1,201,854	(2,283,049)
Net increase (decrease) in net assets from operations	$1,388,669	$(2,231,976)
Distributions to shareholders —
From net investment income
Class A	$(178,040)	$(263,244)
Class I	(225,011)	(352,439)
From net realized gain
Class A	—	(211,992)
Class I	—	(343,486)
Total distributions to shareholders	$(403,051)	$(1,171,161)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,689,085	$15,630,611
Class I	2,868,543	8,845,796
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	177,469	474,738
Class I	84,478	169,987
Cost of shares redeemed
Class A	(6,776,292)	(5,679,638)
Class I	(4,593,273)	(3,505,849)
Net increase (decrease) in net assets from Fund share transactions	$(3,549,990)	$15,935,645

Net increase (decrease) in net assets	$(2,564,372)	$12,532,508

Net Assets
At beginning of period	$31,964,623	$19,432,115
At end of period	$29,400,251	$31,964,623

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(557)	$(321)

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2014

Financial Highlights

	Class A
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,		Period Ended July 31, 2011(1)
			2013	2012
Net asset value — Beginning of period	$10.240		$11.240	$10.090	$10.000

Income (Loss) From Operations
Net investment income	$0.128		$0.225	$0.257	$0.015
Net realized and unrealized gain (loss)	0.330		(0.739)	1.205	0.090

Total income (loss) from operations	$0.458		$(0.514)	$1.462	$0.105

Less Distributions
From net investment income	$(0.128)		$(0.225)	$(0.257)	$(0.015)
From net realized gain	—		(0.261)	(0.055)	—

Total distributions	$(0.128)		$(0.486)	$(0.312)	$(0.015)

Net asset value — End of period	$10.570		$10.240	$11.240	$10.090

Total Return(2)	4.50	%(3)	(4.87)%	14.69%	1.05	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,157		$15,596	$6,886	$217
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.10	%(6)	1.10%	1.10%	1.10	%(6)
Net investment income	2.46	%(6)	2.02%	2.36%	0.96	%(6)
Portfolio Turnover	84	%(3)	85%	85%	21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed operating expenses (equal to 0.22%, 0.24%, 0.54% and 4.13% of average daily net assets for the six months ended January 31, 2014, the years ended July 31, 2013 and 2012 and the period ended July 31, 2011, respectively). Absent this reimbursement, total return would have been lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2014

Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,		Period Ended July 31, 2011(1)
			2013	2012
Net asset value — Beginning of period	$10.250		$11.250	$10.090	$10.000

Income (Loss) From Operations
Net investment income	$0.141		$0.253	$0.286	$0.018
Net realized and unrealized gain (loss)	0.330		(0.738)	1.215	0.090

Total income (loss) from operations	$0.471		$(0.485)	$1.501	$0.108

Less Distributions
From net investment income	$(0.141)		$(0.254)	$(0.286)	$(0.018)
From net realized gain	—		(0.261)	(0.055)	—

Total distributions	$(0.141)		$(0.515)	$(0.341)	$(0.018)

Net asset value — End of period	$10.580		$10.250	$11.250	$10.090

Total Return(2)	4.63	%(3)	(4.62)%	15.10%	1.08	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,244		$16,369	$12,546	$10,336
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.85	%(6)	0.85%	0.85%	0.85	%(6)
Net investment income	2.71	%(6)	2.30%	2.68%	1.07	%(6)
Portfolio Turnover	84	%(3)	85%	85%	21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed operating expenses (equal to 0.22%, 0.24%, 0.54% and 4.13% of average daily net assets for the six months ended January 31, 2014, the years ended July 31, 2013 and 2012 and the period ended July 31, 2011, respectively). Absent this reimbursement, total return would have been lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At July 31, 2013, the Fund had a net capital loss of $616,736 attributable to security transactions incurred after October 31, 2012 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending July 31, 2014.

As of January 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

13

Eaton Vance

Municipal Opportunities Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J Interim Financial Statements — The interim financial statements relating to January 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2014, the investment adviser and administration fee amounted to $93,323 or 0.60% (annualized) of the Fund’s average daily net assets. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.10% and 0.85% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2014. Pursuant to this agreement, EVM was allocated $34,672 of the Fund’s operating expenses for the six months ended January 31, 2014. EVM provides sub-transfer agency services to the Fund and receives a fee based upon the actual expenses it incurs in the performance of these services. For the six months ended January 31, 2014, EVM earned $171 in sub-transfer agent fees, which are included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $805 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2014. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2014 amounted to $18,085 for Class A shares.

14

Eaton Vance

Municipal Opportunities Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2014, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $24,019,918 and $30,157,334, respectively, for the six months ended January 31, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

Sales	454,495	1,402,209
Issued to shareholders electing to receive payments of distributions in Fund shares	17,173	42,922
Redemptions	(655,208)	(534,685)

Net increase (decrease)	(183,540)	910,446

Class I	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

Sales	280,611	797,928
Issued to shareholders electing to receive payments of distributions in Fund shares	8,172	15,400
Redemptions	(444,820)	(331,527)

Net increase (decrease)	(156,037)	481,801

At January 31, 2014, an affiliate of EVM owned 36% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$26,661,915

Gross unrealized appreciation	$537,972
Gross unrealized depreciation	(439,936)

Net unrealized appreciation	$98,036

15

Eaton Vance

Municipal Opportunities Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2014.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$26,059,917	$—	$26,059,917
Taxable Municipal Securities	—	700,034	—	700,034

Total Investments	$—	$26,759,951	$—	$26,759,951

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

16

Eaton Vance

Municipal Opportunities Fund

January 31, 2014

Officers and Trustees

Officers of Eaton Vance Municipal Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipal Opportunities Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

17

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

18

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Investment Advisor and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7778 1.31.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 13, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 13, 2014